Share capital (Tables)	12 Months Ended
Dec. 31, 2024
Share capital [Abstract]
Disclosure of classes of share capital

	December 31, 2024		December 31, 2023
As at	Number	Amount	Number	Amount
Common	77,706,788	$2,549	79,439,518	$2,607
Class B Common	2,281,478	—	2,281,478	—
Total Common	79,988,266	$2,549	81,720,996	$2,607